CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues (including $7,294, $8,943 and $8,967 respectively, from related party) (Note 17 & 5)	$ 86,127	$ 82,949	$ 80,656
EXPENSES:
Voyage expenses (including $1,008, $1,037 and $1,040 respectively, to related party) (Note 11)	2,008	1,609	1,648
Operating lease expense (Note 6)	10,869	10,840	10,840
Vessel operating expenses (including $37, $42 and $46 respectively, to related party) (Note 11)	19,086	18,527	18,628
Dry-docking costs	3,152	0	0
Vessel depreciation (Note 4)	13,336	14,349	13,289
Management fees-related parties (Note 5)	2,266	2,200	2,093
General and administrative expenses (including $360, $5,360 and $6,360 respectively, to related party) (Note 5)	7,506	6,697	1,617
Gain on sale of vessels	0	0	(78)
Operating income	27,904	28,727	32,619
OTHER EXPENSES:
Interest and finance costs (including $207, $- and $- respectively, to related party) (Note 12)	(23,496)	(22,989)	(14,365)
Interest income	467	346	48
Equity gain/(loss) in unconsolidated joint ventures	159	(18)	646
Total other expenses, net	(22,870)	(22,661)	(13,671)
Net income	5,034	6,066	18,948
Comprehensive income	5,034	6,066	18,948
Less: Deemed dividend equivalents on preferred shares related to redemption value (Note 15)	0	0	(14,400)
Less: Preferred shares dividend (Note 15)	0	(6,010)	(12,390)
Less: Deemed dividend on warrant inducement (Note 9)	0	0	(1,345)
Less: Deemed dividend on Series E Shares conversion	0	(22,426)	0
Net (loss)/income attributable to common shareholders	$ 5,034	$ (22,370)	$ (9,187)
(Loss)/Earnings per common share, basic (Note 10) (in dollars per share)	$ 1.09	$ (12.44)	$ (36.34)
(Loss)/Earnings per common share, diluted (Note 10) (in dollars per share)	$ 1.09	$ (12.44)	$ (36.34)